DECOMISSIONING PROVISION (Tables)	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of decommissioning provisions

($ millions)	2017	2016
Balance as at January 1	496	462
Unwinding of discount rate	12	10
Change in rates	43	(73)
Acquisition	10
Additions	33	55
Change in estimates and other	(43)	42
Total	551	496
Less current portion (included in accrued liabilities)	(5)	(8)
Balance as at December 31	546	488